INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE (Details 2) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Amortization for intangible assets
2014	9,554
2015	9,438
2016	9,079
2017	8,727
2018	7,622
Thereafter	28,825
Finite Lived Intangible Assets Amortization Expenses, Total	73,245
Amortization for unfavorable lease
2014	(297)
2015	(289)
2016	(209)
2017	(130)
2018	(130)
Thereafter	(562)
Unfavorable lease Amortization Income, Total	(1,617)	(1,955)
Net amortization
2014	9,257
2015	9,149
2016	8,870
2017	8,597
2018	7,492
Thereafter	28,263
Net, Total	71,628